Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities
Net loss	$ (11,351)	$ (8,122)
Adjustments for non-cash items:
Depreciation and amortization	208,006	197,046
Unrealized foreign exchange loss	7,139	4,907
Deferred tax (benefit) / expense	(17,751)	17,453
Interest expense, net	(1,662)	5,392
Share-based compensation	35,015	23,061
Other income, net	(6,939)	(19,828)
Impairment expense on goodwill and intangible assets	795	275
Allowance for credit losses and other	28,841	13,857
Loss on disposal of subsidiary and other assets, net	508	0
Non-cash lease expense	6,718	6,686
Movements in working capital:
Accounts receivable, net	(42,214)	(15,857)
Prepaid expenses and other current assets	(7,635)	(1,332)
Accounts payable and other liabilities	(7,769)	(26,623)
Income tax receivable	3,208	(24,485)
Net cash flows provided by operating activities	194,909	172,430
Cash flows from investing activities
Purchase of property, plant & equipment	(11,434)	(12,129)
Purchase of merchant portfolios	(7,224)	(26,749)
Other intangible asset expenditures	(68,409)	(69,393)
Cash inflow / (outflow) from merchant reserves	6,510	(24,400)
Receipts under derivative financial instruments	7,234	7,520
Other investing activities	1,958	(410)
Net cash flows used in investing activities	(71,365)	(125,561)
Cash flows from financing activities
Cash settled equity awards	0	(484)
Proceeds from exercise of warrants	0	5
Repurchases of shares withheld for taxes	(6,641)	(7,857)
Proceeds from Employee Share Purchase Plan	159	0
Purchase of treasury shares	(25,000)	0
Settlement funds - merchants and customers, net	(220,123)	(527,798)
Repurchases of borrowings	(80,253)	(124,344)
Proceeds from loans and borrowings	159,291	90,138
Repayment of loans and borrowings	(124,916)	(68,592)
Payment of debt issuance costs	(491)	0
Proceeds under line of credit	650,000	675,000
Repayments under line of credit	(675,000)	(675,000)
Contingent consideration paid	(8,949)	(9,210)
Net cash provided by financing activities	(331,923)	(648,142)
Effect of foreign exchange rate changes	4,189	(7,809)
Decrease in cash and cash equivalents, including customer accounts and other restricted cash during the period	(204,190)	(609,082)
Cash and cash equivalents, including customer accounts and other restricted cash at beginning of the period	1,498,269	2,127,195
Cash and cash equivalents at end of the period, including customer accounts and other restricted cash	1,294,079	1,518,113
Supplemental cash flow disclosures:
Cash paid for interest	109,308	107,247
Cash paid for income taxes, net	24,101	34,474
Cash and cash equivalents	241,381	226,451
Customer accounts and other restricted cash	1,052,698	1,291,662
Total cash and cash equivalents, including customer accounts and other restricted cash	$ 1,294,079	$ 1,518,113